Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Summary of Changes in Balances of Each Component of Accumulated Other Comprehensive Income (Loss)

The following summarizes the changes in the balances of each component of accumulated other comprehensive income (loss) (in thousands):

Foreign
Currency
Gain (Loss)
Balance at December 31, 2012	$224
Realized foreign currency gain	(224)
Balance at December 31, 2013	$-